UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Value Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (96.4%)(a)
	Shares	Value

Aerospace and defense (6.3%)

Honeywell International, Inc.	6,990	$729,127

L-3 Communications Holdings, Inc.	6,890	866,693

Northrop Grumman Corp.	4,380	705,005

Orbital ATK, Inc.	4,470	342,536

		2,643,361
Airlines (0.7%)

American Airlines Group, Inc.	5,350	282,373

		282,373
Banks (7.0%)

BankUnited, Inc.	5,009	163,995

Fifth Third Bancorp	9,700	182,845

First Republic Bank	12,390	707,345

JPMorgan Chase & Co.	10,440	632,455

Old National Bancorp	14,710	208,735

Opus Bank	7,440	229,747

PacWest Bancorp	10,840	508,288

Regions Financial Corp.	33,930	320,639

		2,954,049
Beverages (3.2%)

Coca-Cola Enterprises, Inc.	29,950	1,323,790

		1,323,790
Capital markets (2.4%)

Ameriprise Financial, Inc.	3,598	470,762

E*Trade Financial Corp.(NON)	18,040	515,132

		985,894
Chemicals (2.4%)

Axalta Coating Systems, Ltd.(NON)	12,780	352,984

CF Industries Holdings, Inc.	820	232,618

Quaker Chemical Corp.	1,540	131,886

Sherwin-Williams Co. (The)	970	275,965

		993,453
Commercial services and supplies (2.6%)

Deluxe Corp.	6,160	426,765

Tyco International PLC	15,190	654,081

		1,080,846
Containers and packaging (5.5%)

Packaging Corp. of America	3,750	293,213

Sealed Air Corp.	14,030	639,207

Silgan Holdings, Inc.(S)	23,628	1,373,496

		2,305,916
Diversified consumer services (0.7%)

Chegg, Inc.(NON)	38,020	302,259

		302,259
Electric utilities (2.1%)

Edison International	7,950	496,637

Entergy Corp.	4,920	381,251

		877,888
Electrical equipment (1.8%)

AMETEK, Inc.	14,372	755,105

		755,105
Electronic equipment, instruments, and components (0.4%)

Anixter International, Inc.(NON)	2,270	172,815

		172,815
Energy equipment and services (0.9%)

Halliburton Co.	8,790	385,705

		385,705
Food products (2.8%)

JM Smucker Co. (The)	4,540	525,414

Kellogg Co.	3,070	202,467

Pinnacle Foods, Inc.	10,681	435,892

		1,163,773
Health-care equipment and supplies (9.0%)

Alere, Inc.(NON)	16,600	811,730

Becton Dickinson and Co.	4,200	603,078

Boston Scientific Corp.(NON)	51,150	907,913

C.R. Bard, Inc.	1,260	210,861

Medtronic PLC	3,430	267,506

Merit Medical Systems, Inc.(NON)	28,469	548,028

OraSure Technologies, Inc.(NON)	19,620	128,315

Zimmer Holdings, Inc.	2,500	293,800

		3,771,231
Health-care providers and services (1.6%)

Mednax, Inc.(NON)	9,130	662,016

		662,016
Hotels, restaurants, and leisure (0.3%)

Penn National Gaming, Inc.(NON)(S)	6,860	107,428

		107,428
Household durables (4.4%)

Harman International Industries, Inc.	5,160	689,531

Jarden Corp.(NON)	13,620	720,498

Whirlpool Corp.	2,220	448,573

		1,858,602
Independent power and renewable electricity producers (0.7%)

NRG Energy, Inc.	11,500	289,685

		289,685
Insurance (4.5%)

American International Group, Inc.	14,820	811,988

Hartford Financial Services Group, Inc. (The)	13,936	582,804

Prudential PLC (United Kingdom)	10,260	254,040

XL Group PLC(S)	6,850	252,080

		1,900,912
IT Services (2.2%)

Computer Sciences Corp.	7,420	484,378

Fidelity National Information Services, Inc.	6,290	428,097

		912,475
Leisure products (1.2%)

LeapFrog Enterprises, Inc.(NON)(S)	24,270	52,909

Vista Outdoor, Inc.(NON)	10,180	435,908

		488,817
Machinery (3.6%)

Oshkosh Corp.(S)	4,040	197,112

Pall Corp.(S)	2,600	261,014

Snap-On, Inc.	5,540	814,712

Wabtec Corp.	2,680	254,627

		1,527,465
Media (1.3%)

Regal Entertainment Group Class A(S)	24,370	556,611

		556,611
Multi-utilities (1.7%)

Ameren Corp.	8,920	376,424

PG&E Corp.	6,400	339,648

		716,072
Oil, gas, and consumable fuels (3.0%)

EOG Resources, Inc.	4,980	456,616

EP Energy Corp. Class A(NON)(S)	20,420	214,002

Gulfport Energy Corp.(NON)	4,080	187,313

QEP Resources, Inc.	11,100	231,435

Scorpio Tankers, Inc.	18,490	174,176

		1,263,542
Personal products (3.6%)

Avon Products, Inc.(S)	46,356	370,384

Coty, Inc. Class A(NON)(S)	35,340	857,702

Estee Lauder Cos., Inc. (The) Class A	3,450	286,902

		1,514,988
Pharmaceuticals (7.9%)

Actavis PLC(NON)	4,930	1,467,267

Endo International PLC(NON)	6,780	608,166

Impax Laboratories, Inc.(NON)	5,210	244,193

Jazz Pharmaceuticals PLC(NON)(S)	1,840	317,934

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	11,090	690,907

		3,328,467
Real estate investment trusts (REITs) (3.3%)

American Campus Communities, Inc.	3,290	141,042

American Capital Agency Corp.	10,050	214,367

Equity Lifestyle Properties, Inc.	2,650	145,618

LaSalle Hotel Properties(S)	6,110	237,435

NorthStar Realty Finance Corp.	36,380	659,206

		1,397,668
Real estate management and development (0.6%)

RE/MAX Holdings, Inc. Class A	7,607	252,628

		252,628
Road and rail (1.8%)

Genesee & Wyoming, Inc. Class A(NON)	3,920	378,045

Union Pacific Corp.	3,680	398,581

		776,626
Semiconductors and semiconductor equipment (1.5%)

Maxim Integrated Products, Inc.	4,100	142,721

Micron Technology, Inc.(NON)	17,830	483,728

		626,449
Software (0.3%)

Symantec Corp.	4,910	114,722

		114,722
Specialty retail (3.5%)

Best Buy Co., Inc.	15,050	568,740

GNC Holdings, Inc. Class A	4,620	226,703

Michaels Cos., Inc. (The)(NON)	10,313	279,070

TJX Cos., Inc. (The)	5,690	398,585

		1,473,098
Technology hardware, storage, and peripherals (0.9%)

Hewlett-Packard Co.	6,840	213,134

QLogic Corp.(NON)	10,020	147,695

		360,829
Textiles, apparel, and luxury goods (0.7%)

Hanesbrands, Inc.	8,690	291,202

		291,202

Total common stocks (cost $29,652,512)		$40,418,760

SHORT-TERM INVESTMENTS (12.0%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	4,493,200	$4,493,200

Putnam Short Term Investment Fund 0.09%(AFF)	554,210	554,210

Total short-term investments (cost $5,047,410)		$5,047,410

TOTAL INVESTMENTS

Total investments (cost $34,699,922)(b)		$45,466,170

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $41,931,963.
(b)	The aggregate identified cost on a tax basis is $34,879,348, resulting in gross unrealized appreciation and depreciation of $10,997,679 and $410,857, respectively, or net unrealized appreciation of $10,586,822.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$904,547	$3,722,061	$4,072,398	$377	$554,210
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $4,493,200, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,363,482. Certain of these securities were sold prior to the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$5,078,017	$—	$—
Consumer staples	4,002,551	—	—
Energy	1,649,247	—	—
Financials	7,237,111	254,040	—
Health care	7,761,714	—	—
Industrials	7,065,776	—	—
Information technology	2,187,290	—	—
Materials	3,299,369	—	—
Utilities	1,883,645	—	—
Total common stocks	40,164,720	254,040	—
Short-term investments	554,210	4,493,200	—

Totals by level	$40,718,930	$4,747,240	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015